RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES

NOTE 18 - RELATED PARTY TRANSACTIONS AND BALANCES

The table below sets forth the major related parties and their relationships with the Company:

Name of related party:	Relationship with the Company
Mr. Chuanbo Jiang	CEO, director and a shareholder of the Company
Ms. Huyun Gao	A shareholder of the Company

The following table presents amounts due from a related party as of June 30, 2025 and 2024.

	As of June 30,
	2025	2024
Mr. Chuanbo Jiang (i)	$87,472	$133,482
Total	$87,472	$133,482

(i)	The balance mainly represents due on demand advances made to a related party for the Company’s daily operational purposes.

The following table presents amounts due to a related party as of June 30, 2025 and 2024.

	As of June 30,
	2025	2024
Mr. Huyun Gao (i)	$30,222	$42,487
Total	$30,222	$42,487

(i)	The balance represented advances from a related party for the Company’s daily operations with no fixed term of repayment and interest.

STAK INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in U.S. dollars, except for number of shares)

NOTE 18 - RELATED PARTY TRANSACTIONS AND BALANCES (CONTINUED)

For the years ended June 30, 2025, 2024 and 2023, the Company had the following related party transactions.

	For the Years Ended June 30,
	2025	2024	2023
Shareholder contribution
Mr. Chuanbo Jiang	$-	$38,500	$2,804,556
Ms. Huyun Gao	-	7,500	553,652
Mr. Huailiang Xu	-	2,000	168,516
Mr. Haoyu Xiong	-	1,500	126,134
Mr. Cheukyin Tai	-	500	6,895